OPERATING REVENUES - Schedule of contract assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Voyages in progress (contract assets)	$ 10,806	$ 14,690
Trade accounts receivable	15,000	4,468
Other current assets (capitalized fulfillment costs)	3,743	4,894
Total	$ 29,549	$ 24,052